Note 8 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Balance, at beginning of the period	$ 31,859
Additions	21,393
Amortization	(5,646)
Write-off and other movements (Note 7)	(1,668)
Balance, at end of the period	$ 45,938